Tangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Tangible assets
Changes in tangible assets in the consolidated balance sheets
The changes in Tangible assets in the consolidated balance sheets were as follows:

EUR million
	Tangible assets				Of which: Right-of-use for operating lease
	For own use	Leased out under an operating lease	Investment property	Total	For own use		Leased out under an operating lease	Investment property	Total
Cost:
Balances at 1 January 2018	19,276	18,673	3,142	41,091
Additions / disposals (net) due to change in the scope of consolidation	34	44	(630)	(552)
Additions / disposals (net)	589	5,545	(182)	5,952
Transfers, exchange differences and other items	(1,164)	825	48	(291)
Balance at 31 December 2018	18,735	25,087	2,378	46,200
IFRS 16 Adoption impact	6,693	—	—	6,693	6,693		—	—	6,693
Balances at 1 January 2019	25,428	25,087	2,378	52,893	6,693		—	—	6,693
Additions / disposals (net) due to change in the scope of consolidation	(5)	—	(15)	(20)	—		—	—	—
Additions / disposals (net)	1,863	3,148	(310)	4,701	(997)	*	—	—	(997)
Transfers, exchange differences and other items	(178)	(3,781)	(603)	(4,562)	(10)		—	—	(10)
Balance at 31 December 2019	27,108	24,454	1,450	53,012	5,686		—	—	5,686
Additions / disposals (net) due to change in the scope of consolidation	(16)	1,082	7	1,073	(37)		—	—	(37)
Additions / disposals (net)	827	512	(29)	1,310	(1,339)	*	—	—	(1,339)
Transfers, exchange differences and other items	(3,023)	(1,844)	32	(4,835)	(362)		—	—	(362)
Balance at 31 December 2020	24,896	24,204	1,460	50,560	3,948		—	—	3,948

Accumulated depreciation:
Balances at 1 January 2018	(10,920)	(6,104)	(189)	(17,213)
Disposals due to change in the scope of consolidation	(12)	(34)	—	(46)
Disposals	629	413	17	1,059
Charge for the year	(1,159)	—	(13)	(1,172)
Transfers, exchange differences and other items	938	(2,679)	(14)	(1,755)
Balance at 31 December 2018	(10,524)	(8,404)	(199)	(19,127)
IFRS 16 Adoption impact	—	—	—	—	—		—	—	—
Balances at 1 January 2019	(10,524)	(8,404)	(199)	(19,127)	—		—	—	—
Disposals due to change in the scope of consolidation	3	—	6	9	—		—	—	—
Disposals	356	2,149	32	2,537	37		—	—	37
Charge for the year	(2,021)	—	(14)	(2,035)	(807)		—	—	(807)
Transfers, exchange differences and other items	212	1,045	31	1,288	5		—	—	5
Balance at 31 December 2019	(11,974)	(5,210)	(144)	(17,328)	(765)		—	—	(765)
Disposals due to change in the scope of consolidation	(40)	—	—	(40)	(3)		—	—	(3)
Disposals	527	2,387	11	2,925	167		—	—	167
Charge for the year	(1,906)	—	(8)	(1,914)	(706)		—	—	(706)
Transfers, exchange differences and other items	1,850	(2,762)	8	(904)	90		—	—	90
Balance at 31 December 2020	(11,543)	(5,585)	(133)	(17,261)	(1,217)		—	—	(1,217)
* Includes contract extensions on operating leases and repurchases.

EIR million
	Tangible assets				Of which: Right-of-use for operating lease
	For own use	Leased out under an operating lease	Investment property	Total	For own use	Leased out under an operating lease	Investment property	Total
Impairment losses:
Balances at 1 January 2018	(77)	(198)	(629)	(904)
Impairment charge for the year	(30)	(56)	(8)	(94)
Releases	6	—	5	11
Disposals due to change in the scope of consolidation	—	—	—	—
Exchange differences and other	40	15	16	71
Balances at 31 December 2018	(61)	(239)	(616)	(916)
IFRS 16 Adoption impact	—	—	—	—	—	—	—	—
Balances at 1 January 2019	(61)	(239)	(616)	(916)	—	—	—	—
Impairment charge for the year	(14)	(12)	(36)	(62)	—	—	—	—
Releases	8	6	3	17	—	—	—	—
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Exchange differences and other	(26)	222	316	512	—	—	—	—
Balances at 31 December 2019	(93)	(23)	(333)	(449)	—	—	—	—
Impairment charge for the year	(104)	(70)	(11)	(185)	(4)	—	—	(4)
Releases	4	2	5	11	1	—	—	1
Disposals due to change in the scope of consolidation	—	—	—	—	—	—	—	—
Disposals	20	—	3	23	—	—	—	—
Exchange differences and other	33	31	(28)	36	(6)	—	—	(6)
Balances at 31 December 2020	(140)	(60)	(364)	(564)	(9)	—	—	(9)

Tangible assets, net:
Balances at 31 December 2018	8,150	16,444	1,563	26,157
IFRS 16 Adoption impact	6,693	—	—	6,693	6,693	—	—	6,693
Balances at 1 January 2019	14,843	16,444	1,563	32,850	6,693	—	—	6,693
Balances at 31 December 2019	15,041	19,221	973	35,235	4,921	—	—	4,921
Balances at 31 December 2020	13,213	18,559	963	32,735	2,722	—	—	2,722

Disclosure of maturity analysis of operating lease payments	In addition, the maturity analysis of the payments for assets leased out under operating leases from Santander Consumer USA Holdings Inc. is as follows:

EUR million
2020
Maturity Analysis
2021	3,841
2022	4,288
2023	4,344
2024	1,593

Property, plant and equipment for own use
Tangible assets
Detail by class of asset of property, plant and equipment -for own use in the consolidated balance sheets
The detail, by class of asset, of 'Property, plant and equipment' which is owned by the Group in the consolidated balance sheets is as follows:

EUR million
	Tangible assets for own use				Of which: Right-of-use for operating lease
	Cost	Accumulated depreciation	Impairment losses	Carrying amount
Land and buildings	6,127	(2,056)	(61)	4,010
IT equipment and fixtures	5,605	(4,455)	—	1,150
Furniture and vehicles	6,686	(3,946)	—	2,740
Construction in progress and other items	317	(67)	—	250
Balances at 31 December 2018	18,735	(10,524)	(61)	8,150

Land and buildings	13,972	(2,889)	(93)	10,990	4,908
IT equipment and fixtures	5,995	(4,808)	—	1,187	2
Furniture and vehicles	6,952	(4,216)	—	2,736	11
Construction in progress and other items	189	(61)	—	128	—
Balances at 31 December 2019	27,108	(11,974)	(93)	15,041	4,921

Land and buildings	13,081	(3,215)	(133)	9,733	2,716
IT equipment and fixtures	5,562	(4,416)	—	1,146	1
Furniture and vehicles	6,085	(3,854)	—	2,231	5
Construction in progress and other items	168	(58)	(7)	103	—
Balances at 31 December 2020	24,896	(11,543)	(140)	13,213	2,722